Fair Value Measurements - Additional Information (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Senior Credit Facility | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Debt fair value, excluding original issue discount	$ 71,000,000
Debt carrying value, excluding original issue discount	71,000,000
Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets fair value	0	$ 0
Liabilities fair value	$ 0	$ 0